Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 35,255	€ 37,220
– Non-trading derivatives	2,101	2,019
Designated at fair value through profit or loss	49,543	55,400
Financial liabilities	€ 86,900	€ 94,638